UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Subscription Receivable	Retained Earnings (Accumulated Deficit)	Accumulated other comprehensive loss	Treasurys Stocks
Balance, shares at Dec. 31, 2021			701,780					15,497
Balance, amount at Dec. 31, 2021		$ 0	$ 702	$ 39,692,595	$ 0	$ (34,345,506)	$ (151,621)	$ (816,707)
Foreign currency translation adjustment, net	$ (981,014)	0	0	0	0	0	(981,014)	0
Adoption of ASU 2020-06	(240,752)	$ 0	0	(294,000)	0	53,248	0	0
Issuance of Series A preferred stock, net of issuance costs of $547,700, shares		6,000
Foreign currency translation adjustment, net	(981,014)
Issuance of Series A preferred stock, net of issuance costs of $547,700, amount	0	$ 5,452,300	0	0	0	0	0	0
Net loss	(13,830,371)	$ 0	$ 0	0	0	(13,830,371)	0	0
Conversion of Series A preferred stock, shares		(6,000)	386,588
Conversion of Series A preferred stock, amount	5,452,300	$ (5,452,300)	$ 387	5,451,913	0	0	0	0
Sale of common stock, shares			5,314,987
Sale of common stock, amount	6,622,924	0	$ 5,315	11,367,717	(4,750,108)	0	0	0
Sale of warrants bundled with common stock	26,216,237	0	$ 0	26,216,237	0	0	0	0
Exercise of warrants, shares			3,608,667
Exercise of warrants, amount	10,826,000	0	$ 3,609	10,822,391	0	0	0	0
Conversion of notes payable into shares of common stock, shares			9,520
Conversion of notes payable into shares of common stock, amount	973,420	0	$ 9	973,411	0	0	0	0
Conversion of convertible debt, shares			1,574
Conversion of convertible debt, amount	38,144	0	$ 1	38,143	0	0	0	0
Cashless exercise of warrants, shares			526,112
Cashless exercise of warrants, amount	0	0	$ 526	(526)	0	0	0	0
Shares issued in lieu of cash, shares			40,600
Shares issued in lieu of cash, amount	175,941	0	$ 41	175,900	0	0	0	0
Fair value of warrants issued in lieu of cash	24,401	0	0	24,401	0	0	0	0
Deemed dividend upon downround of preferred stock and warrants	0	0	0	16,669,894	0	(16,669,894)	0	0
Deemed dividend on preferred stock	(372,414)	372,414	0	0	0	(372,414)	0	0
Deemed dividend on warrant exchange	0	0	$ 0	1,067,876	0	(1,067,876)	0	0
Rounding upon reverse stock split of 1 for 25 common shares, shares			15,584
Rounding upon reverse stock split of 1 for 25 common shares, amount	16	0	$ 16	0	0	0	0	$ 0
Balance, shares at Dec. 31, 2022			10,605,412					15,497
Balance, amount at Dec. 31, 2022	39,284,295	372,414	$ 10,606	112,205,952	(4,750,108)	(66,232,813)	(1,132,635)	$ (816,707)
Foreign currency translation adjustment, net	336,463						336,463
Proceeds from sale of common stock	4,750,000				4,750,000
Shares issued in lieu of cash, shares			15,258
Shares issued in lieu of cash, amount	96,888		$ 15	96,873
Net loss	(459,863)					(459,863)
Balance, shares at Mar. 31, 2023			10,620,670					15,497
Balance, amount at Mar. 31, 2023	44,007,783	372,414	$ 10,621	112,302,825	(108)	(66,692,676)	(796,172)	$ (816,707)
Balance, shares at Dec. 31, 2022			10,605,412					15,497
Balance, amount at Dec. 31, 2022	39,284,295	372,414	$ 10,606	112,205,952	(4,750,108)	(66,232,813)	(1,132,635)	$ (816,707)
Foreign currency translation adjustment, net	(470,994)
Net loss	(4,790,597)
Balance, shares at Sep. 30, 2023			13,068,693					86,497
Balance, amount at Sep. 30, 2023	44,195,740	372,414	$ 13,069	117,791,721	(50,000)	(71,038,463)	(1,603,629)	$ (916,958)
Balance, shares at Dec. 31, 2022			10,605,412					15,497
Balance, amount at Dec. 31, 2022	39,284,295	372,414	$ 10,606	112,205,952	(4,750,108)	(66,232,813)	(1,132,635)	$ (816,707)
Foreign currency translation adjustment, net	712,791	0	0	0	0	0	712,791	0
Foreign currency translation adjustment, net	712,791
Proceeds from sale of common stock	4,750,088	0	0	0	4,750,088	0	0	0
Net loss	(18,542,654)	0	$ 0	0	0	(18,542,654)	0	0
Shares issued for purchase of customer base, shares			99,710
Shares issued for purchase of customer base, amount	316,081	0	$ 100	315,981	0	0	0	0
Shares issued for purchase of Cana, shares			46,377
Shares issued for purchase of Cana, amount	138,667	0	$ 46	138,621	0	0	0	0
Shares issued in lieu of cash, shares			15,258
Shares issued in lieu of cash, amount		0	$ 15	96,873	0	0	0	0
Deemed dividend on preferred stock	0
Proceeds from sale of common stock, net of financing fees of $442,870, shares			2,116,936
Proceeds from sale of common stock, net of financing fees of $442,870, amount	4,807,038	0	$ 2,117	4,804,921	0	0	0	0
Proceeds from the exercise of warrants, net of financing fees of $275,000, shares			1,487,000
Proceeds from the exercise of warrants, net of financing fees of $275,000, amount	3,258,741	0	$ 1,487	3,257,254
Shares issued for purchase of Cloudscreen, shares			280,000
Shares issued for purchase of Cloudscreen, amount	319,200	0	$ 280	318,920
Shares issued upon exchange of related party debt, shares			51,485
Shares issued upon exchange of related party debt, amount	52,000	0	$ 52	51,948
Stock-based compensation, shares			1,280,294
Stock-based compensation, amount	577,931	0	$ 1,280	576,651	0	0	0	0
Repurchase of treasury stock, amount	(100,452)	0	0	0	0			(100,452)
Deemed dividend upon issunace and downround of warrants	0	0	$ 0	7,241,180	0	(7,241,180)	0	$ 0
Deemed dividend reclassified upon elimination of its redemption provision	372,414	(372,414)				372,414
Balance, shares at Dec. 31, 2023			15,982,472					86,497
Balance, amount at Dec. 31, 2023	36,043,028	0	$ 15,983	129,008,301	(20)	(91,644,233)	(419,844)	$ (917,159)
Balance, shares at Mar. 31, 2023			10,620,670					15,497
Balance, amount at Mar. 31, 2023	44,007,783	372,414	$ 10,621	112,302,825	(108)	(66,692,676)	(796,172)	$ (816,707)
Foreign currency translation adjustment, net	83,188	0	0	0	0	0	83,188	0
Net loss	(981,530)	0	$ 0	0	0	(981,530)	0	0
Shares issued for purchase of customer base, shares			99,710
Shares issued for purchase of customer base, amount	316,081	0	$ 100	315,981	0	0	0	0
Shares issued for purchase of Cana, shares			46,377
Shares issued for purchase of Cana, amount	138,667	0	$ 46	138,621	0	0	0	0
Stock-based compensation, shares			185,000
Stock-based compensation, amount	104,869	0	$ 185	104,684	0	0	0	$ 0
Balance, shares at Jun. 30, 2023			10,951,757					15,497
Balance, amount at Jun. 30, 2023	43,669,058	372,414	$ 10,952	112,862,111	(108)	(67,674,206)	(712,984)	$ (816,707)
Foreign currency translation adjustment, net	(890,645)						(890,645)
Net loss	(3,349,204)	0	0	0	0	(3,349,204)	0	0
Stock-based compensation, amount	109,636	0	$ 0	109,636	0	0	0	0
Proceeds from sale of common stock, net of financing fees of $442,870, shares			2,116,936
Proceeds from sale of common stock, net of financing fees of $442,870, amount	4,757,146	0	$ 2,117	4,804,921	(49,892)	0	0	$ 0
Repurchase of treasury stock, shares								71,000
Repurchase of treasury stock, amount	100,251	0	0	0				$ (100,251)
Deemed dividend	0	0	$ 0	15,053	0	(15,053)	0	$ 0
Balance, shares at Sep. 30, 2023			13,068,693					86,497
Balance, amount at Sep. 30, 2023	44,195,740	372,414	$ 13,069	117,791,721	(50,000)	(71,038,463)	(1,603,629)	$ (916,958)
Balance, shares at Jun. 30, 2023			10,951,757					15,497
Balance, amount at Jun. 30, 2023	43,669,058	372,414	$ 10,952	112,862,111	(108)	(67,674,206)	(712,984)	$ (816,707)
Balance, shares at Dec. 31, 2023			15,982,472					86,497
Balance, amount at Dec. 31, 2023	36,043,028	0	$ 15,983	129,008,301	(20)	(91,644,233)	(419,844)	$ (917,159)
Foreign currency translation adjustment, net	(599,276)	0	0	0	0	0	(599,276)	0
Shares issued in lieu of cash, amount	108,297	0	0	108,297	0	0	0	0
Net loss	(1,866,690)	0	0	0	0	(1,866,690)	0	0
Stock-based compensation, amount	231,897	0	$ 0	231,897	0	0	0	0
Proceeds from sale of common stock, net of financing fees of $442,870, shares			901,488
Proceeds from sale of common stock, net of financing fees of $442,870, amount	629,426	0	$ 901	628,525	0	0	0	0
Shares issued pursuant to warrant exchange agreement, shares			950,063
Shares issued pursuant to warrant exchange agreement, amount	0	0	$ 950	(950)	0	0	0	$ 0
Balance, shares at Mar. 31, 2024			17,834,023					86,497
Balance, amount at Mar. 31, 2024	34,546,682	0	$ 17,834	129,976,070	(20)	(93,510,923)	(1,019,120)	$ (917,159)
Balance, shares at Dec. 31, 2023			15,982,472					86,497
Balance, amount at Dec. 31, 2023	36,043,028	0	$ 15,983	129,008,301	(20)	(91,644,233)	(419,844)	$ (917,159)
Foreign currency translation adjustment, net	(27,988)
Net loss	(6,639,935)
Balance, shares at Sep. 30, 2024			23,346,023					86,497
Balance, amount at Sep. 30, 2024	34,976,599	0	$ 23,346	140,797,456	(20)	(104,479,192)	(447,832)	$ (917,159)
Balance, shares at Mar. 31, 2024			17,834,023					86,497
Balance, amount at Mar. 31, 2024	34,546,682	0	$ 17,834	129,976,070	(20)	(93,510,923)	(1,019,120)	$ (917,159)
Foreign currency translation adjustment, net	(176,591)	0	0	0	0	0	(176,591)	0
Shares issued in lieu of cash, amount	108,444	0	0	108,444	0	0	0	0
Net loss	(2,590,711)	0	0	0	0	(2,590,711)	0	0
Stock-based compensation, amount	231,750	0	$ 0	231,750	0	0	0	$ 0
Balance, shares at Jun. 30, 2024			17,834,023					86,497
Balance, amount at Jun. 30, 2024	32,119,574	0	$ 17,834	130,316,264	(20)	(96,101,634)	(1,195,711)	$ (917,159)
Foreign currency translation adjustment, net	747,879	0	$ 0	0	0	0	747,879	0
Shares issued in lieu of cash, shares			2,500,000
Shares issued in lieu of cash, amount	158,061	0	$ 2,500	155,561	0	0	0	0
Net loss	(2,182,534)	0	$ 0	0	0	(2,182,534)	0	0
Stock-based compensation, shares			680,000
Stock-based compensation, amount	264,750	0	$ 680	264,070	0	0	0	0
Proceeds from exercise of warrants, net of financing fees of $372,109, shares			2,332,000
Proceeds from exercise of warrants, net of financing fees of $372,109, amount	3,868,869	0	$ 2,332	3,866,537	0	0	0	0
Deemed dividend on warrant inducement	0	0	$ 0	6,195,024	0	(6,195,024)	0	$ 0
Balance, shares at Sep. 30, 2024			23,346,023					86,497
Balance, amount at Sep. 30, 2024	$ 34,976,599	$ 0	$ 23,346	$ 140,797,456	$ (20)	$ (104,479,192)	$ (447,832)	$ (917,159)